Employees Benefit Expenses	6 Months Ended
Jun. 30, 2023
Employees Benefit Expenses [Abstract]
EMPLOYEES BENEFIT EXPENSES
22	EMPLOYEES BENEFIT EXPENSES

	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Wages and salaries	4,259,555	6,860,747	1,469,771
Defined contribution plan	399,266	514,817	110,289
Other short-term benefits	148,550	394,661	84,548
Total	4,807,371	7,770,225	1,664,608

Included in the employee benefit expenses is remuneration and benefits to the directors of the Company as disclosed below:

	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Wages and salaries	1,178,000	1,758,118	376,640
Defined contribution plan	141,000	118,080	25,296
Other short-term benefits	1,660	1,159	248
Total	1,320,660	1,877,357	402,184